NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net minimum lease payments receivable (2012)	$ 201,433
Net minimum lease payments receivable (2013)	188,947
Net minimum lease payments receivable (2014)	18,139
Net minimum lease payments receivable	408,519
Less: unearned interest income	(44,538)	(59,234)
Net investment in direct financing and sales-type leases	363,981	443,558
Year 2012 [Member]
Less: unearned interest income	(26,186)
Net investment in direct financing and sales-type leases	175,247
Year 2013 [Member]
Less: unearned interest income	(17,598)
Net investment in direct financing and sales-type leases	171,349
Year 2014 [Member]
Less: unearned interest income	(754)
Net investment in direct financing and sales-type leases	$ 17,385